THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND September 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 51.9%

	Shares	Fair Value

Australia — 0.3%
BHP Group	684	$19,531
Woodside Energy Group	121	2,822

		22,353

Belgium — 0.3%
Ageas	163	6,735
Anheuser-Busch InBev	245	13,621

		20,356

Brazil — 0.3%
Vale ADR, Cl B	875	11,725
Wheaton Precious Metals	219	8,929

		20,654

Canada — 7.9%
Agnico Eagle Mines	186	8,491
Alimentation Couche-Tard	410	20,919
Bank of Montreal	302	25,594
Bank of Nova Scotia	505	22,740
Barrick Gold	722	10,536
BCE	434	16,644
Brookfield, Cl A	679	21,329
Brookfield Asset Management, Cl A	178	5,959
Canadian Imperial Bank of Commerce	449	17,412
Canadian National Railway	276	30,027
Canadian Natural Resources	563	36,578
Canadian Pacific Kansas City	375	28,003
Cenovus Energy	576	12,048
CGI, Cl A*	150	14,854
Enbridge	806	26,857
Fortis	292	11,142
Manulife Financial, Cl Common Subs. Receipt	1,060	19,459
Nutrien	254	15,759
Rogers Communications, Cl B	224	8,640
Royal Bank of Canada	556	48,815
Shopify, Cl A*	421	23,086
Sun Life Financial	386	18,920
Suncor Energy	615	21,248
TC Energy	435	15,029
TELUS	780	12,796

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND September 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Canada (continued)
Toronto-Dominion Bank	713	$43,155

		536,040

China — 0.7%
NXP Semiconductors	119	23,791
Prosus*	667	19,715

		43,506

Denmark — 2.4%
Coloplast, Cl B	92	9,765
DSV	105	19,664
Genmab*	31	11,039
Novo Nordisk, Cl B	1,164	106,414
Orsted	106	5,796
Vestas Wind Systems*	509	10,953

		163,631

Finland — 0.8%
Kone, Cl B	242	10,229
Neste	217	7,382
Nokia	2,482	9,376
Nordea Bank	1,572	17,329
UPM-Kymmene	334	11,482

		55,798

France — 7.5%
Air Liquide	216	36,554
Airbus	248	33,341
AXA	860	25,659
BNP Paribas	382	24,441
Capgemini	93	16,325
Cie de Saint-Gobain	265	15,959
Danone	231	12,781
Dassault Systemes	438	16,367
Engie	665	10,230
EssilorLuxottica	123	21,508
Euroapi*	129	1,629
Hermes International SCA	11	20,146
Legrand	190	17,562
L’Oreal	75	31,223
LVMH Moet Hennessy Louis Vuitton	89	67,506
Orange	410	4,714

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND September 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

France (continued)
Safran	150	$23,606
Sanofi	329	35,348
TotalEnergies	873	57,592
Vinci	242	26,908
Worldline*	159	4,486

		503,885

Germany — 5.1%
adidas	68	11,996
Allianz	124	29,631
BASF	403	18,326
Bayer	347	16,698
Bayerische Motoren Werke	148	15,102
BioNTech ADR	34	3,694
Daimler Truck Holding	231	8,027
Deutsche Bank	738	8,165
Deutsche Boerse	88	15,252
Deutsche Post	397	16,197
Deutsche Telekom	1,243	26,147
Deutsche Wohnen	104	2,367
E.ON	916	10,862
Fresenius & Co	203	6,332
Infineon Technologies	596	19,785
Mercedes-Benz Group	312	21,765
RWE	285	10,606
SAP	385	50,064
Siemens	304	43,663
Vonovia	360	8,694
Zalando*	182	4,072

		347,445

Ireland — 0.7%
CRH PLC	387	21,454
Flutter Entertainment PLC*	85	13,940
ICON PLC*	40	9,850

		45,244

Israel — 0.0%
Tower Semiconductor*	60	1,469

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND September 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Italy — 1.5%
Enel	2,843	$17,518
Eni	1,176	18,995
Ferrari	59	17,472
Intesa Sanpaolo	9,496	24,531
Snam	1,697	7,994
UniCredit	704	16,942

		103,452

Netherlands — 2.5%
Akzo Nobel	121	8,773
ASML Holding	156	92,344
Heineken	85	7,511
ING Groep	1,641	21,804
Koninklijke Ahold Delhaize	455	13,739
Koninklijke Philips	542	10,883
Wolters Kluwer	129	15,659

		170,713

Singapore — 0.3%
STMicroelectronics	394	17,097

South Korea — 0.0%
Delivery Hero*	100	2,877

Spain — 1.5%
Amadeus IT Group	265	16,071
Banco Santander	7,145	27,373
Iberdrola	2,491	27,943
Industria de Diseno Textil	605	22,605
Telefonica	2,411	9,873

		103,865

Sweden — 2.5%
Alleima	477	2,518
Atlas Copco, Cl A	2,294	29,582
Castellum*	477	4,889
Essity, Cl B	311	6,753
Evolution	93	9,471
H & M Hennes & Mauritz, Cl B	609	8,714
Hexagon, Cl B	1,554	13,357
Investor, Cl B	1,504	29,044
Kinnevik, Cl B*	430	4,322

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND September 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Sweden (continued)
Nibe Industrier, Cl B	1,097	$7,250
Sandvik	758	14,066
Swedbank	562	10,413
Telefonaktiebolaget LM Ericsson, Cl B	1,550	7,609
Volvo, Cl B	927	19,250

		167,238

Switzerland — 3.9%
ABB	797	28,576
Accelleron Industries	85	2,213
Alcon	240	18,611
Cie Financiere Richemont, Cl A	185	22,650
Holcim	241	15,485
Lonza Group	36	16,749
Novartis	725	74,394
Sika	85	21,659
UBS Group	1,446	35,864
Zurich Insurance Group	55	25,258

		261,459

United Kingdom — 10.4%
Anglo American PLC	447	12,360
Ashtead Group PLC	246	15,019
AstraZeneca PLC	482	65,314
BAE Systems PLC	1,442	17,562
Barclays PLC	6,694	12,986
Barratt Developments PLC	1,207	6,498
BP PLC	6,227	40,388
British American Tobacco PLC	752	23,653
Compass Group PLC	804	19,626
Croda International PLC	139	8,339
Diageo PLC	849	31,440
Experian PLC	504	16,554
Glencore PLC	4,695	26,928
GSK PLC	1,388	25,276
Haleon PLC	1,919	7,984
HSBC Holdings PLC	6,726	52,943
Informa PLC	1,211	11,092
Just Eat Takeaway.com*	128	1,595
Legal & General Group PLC	4,161	11,300

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND September 30, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

United Kingdom (continued)
Lloyds Banking Group PLC	30,803	$16,682
London Stock Exchange Group PLC	182	18,291
Mondi PLC	488	8,175
National Grid PLC	1,585	18,959
Prudential PLC	1,187	12,877
Reckitt Benckiser Group PLC	229	16,195
RELX PLC	900	30,483
Shell PLC	2,541	80,823
Smith & Nephew PLC	663	8,278
SSE PLC	618	12,144
Standard Chartered PLC	1,328	12,287
Taylor Wimpey PLC	4,223	6,046
Unilever PLC	854	42,340
Vodafone Group PLC	11,813	11,076

		701,513

United States — 3.3%
Nestle	932	105,690
Roche Holding	242	66,254
Stellantis	1,065	20,533
Swiss Re	126	12,991
Waste Connections	129	17,401

		222,869

Total Common Stock (Cost $3,548,927)		3,511,464

EXCHANGE TRADED FUNDS — 47.5%

iShares MSCI Australia ETF	7,026	151,129
iShares MSCI Austria ETF	1,379	27,102
iShares MSCI Brazil ETF	1,905	58,426
iShares MSCI Chile ETF	553	14,483
iShares MSCI China ETF	366	15,844
iShares MSCI India ETF	4,055	179,312
iShares MSCI Indonesia ETF	1,035	23,049
iShares MSCI Israel ETF	929	50,194
iShares MSCI Japan ETF	2,592	156,272
iShares MSCI Malaysia ETF	625	12,869
iShares MSCI Mexico ETF	455	26,495

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND September 30, 2023 (Unaudited)

EXCHANGE TRADED FUNDS (continued)

	Shares	Fair Value
iShares MSCI Philippines ETF	629	$15,668
iShares MSCI Poland ETF*	1,375	23,526
iShares MSCI South Africa ETF	906	34,084
iShares MSCI Taiwan ETF	5,160	229,878
iShares MSCI Thailand ETF	338	21,122
Vanguard FTSE Emerging Markets ETF	11,717	459,424
Vanguard FTSE Pacific ETF	25,597	1,711,927

Total Exchange Traded Funds (Cost $3,315,868)		3,210,804

PREFERRED STOCK — 0.3%

Germany — 0.3%
Henkel & Co#	127	9,071
Volkswagen#	91	10,496

Total Preferred Stock (Cost $21,611)		19,567

Total Investments - 99.7% (Cost $6,886,406)		$6,741,835

Percentages are based on Net Assets of $6,764,485.

*	Non-income producing security.
#	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

DEM-QH-001-0600